SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective Prospectus for each of the listed funds:

Scudder 21st Century Growth Fund     Scudder Dynamic Growth Fund           Scudder Latin America Fund
Scudder Aggressive Growth Fund       Scudder Global Discovery Fund         Scudder Quantitative Equity Fund
Scudder Blue Chip Fund               Scudder Large Company Value Fund      Scudder Strategic Income Fund
Scudder Development Fund


The following people handle the day-to-day management of each of the following funds effective November 29, 2002:


Scudder 21st Century Growth Fund, Scudder Aggressive Growth
Fund, Scudder Development Fund, Scudder Dynamic Growth
Fund

  Audrey M.T. Jones, CFA
  Managing Director of Deutsche Asset Management and Portfolio
  Manager of the Funds.

   o Joined Deutsche Asset Management in 1986 and the Funds in 2002.
   o Portfolio manager with a primary focus on the credit sensitive, communications services, energy, process industries and transportation sectors.
   o Over 30 years of investment industry experience.
   o BBA, Pace University Lubin School of Business.
   o Joined the Funds in 2002.

  Sam A. Dedio
  Director of Deutsche Asset Management and Portfolio Manager of the
  Funds.

   o Joined Deutsche Asset Management in 1999 after eight years of experience, formerly serving as analyst at Ernst & Young, LLP, Evergreen Asset Management and Standard & Poor's Corp.
   o Portfolio manager for US small- and mid-cap equity and senior small cap analyst for technology.
   o MS, American University.
   o Joined the Funds in 2002.

  Doris R. Klug, CFA
  Director of Deutsche Asset Management and Portfolio Manager of the Funds.

    o Joined Deutsche Asset Management in 2000 and the Funds in 2002.
    o Portfolio manager with a primary focus on the consumer and capital goods sectors.
    o Vice President of Mutual of America from 1993-2000.
    o Over 21 years of financial industry experience.
    o MBA, Stern School of Business, New York University.

Scudder Blue Chip Fund, Scudder Quantitative Equity Fund

  David Koziol, CFA
  Director of Deutsche Asset Management and Co-Manager of the Funds.

   o Joined Deutsche Asset Management in 2001 as head of Global Quantitative Equity Research and international portfolio manager.
   o Head of Quantitative Equity Strategies: New York.
   o Previously served as principal in the Advanced Strategies and Research Group at Barclay's Global Investors, where he developed quantitative equity, fixed income and hedge fund products, and as an investment banker at Salomon Brothers.
   o MBA, Massachusetts Institute of Technology.
   o Joined the Funds in 2002.

  Michael S. Patchen
  Assistant Vice President of Deutsche Asset Management and Co-Manager of the Funds.

   o Portfolio manager of international quantitative strategies: New York.
   o Joined Deutsche Asset Management in 2000, with four years of experience including global strategies associate at AQR Capital Management and asset allocation analyst at Goldman Sachs Asset Management.
   o Joined the Funds in 2002.

  Joshua Feuerman, CFA
  Managing Director of Deutsche Asset Management and Portfolio Manager of the Funds.

   o Joined Deutsche Asset Management in 1999 and the Funds in 2002.
   o Director of Investment Product Strategies: New York.
   o 10 years of experience at State Street Global Advisors where he served as head of international strategies, including emerging and developed markets, and earlier in product engineering and international equity research.
   o MBA, University of Chicago.

Scudder Global Discovery Fund

  Joseph Axtell, CFA
  Vice President of Deutsche Asset Management and Co-Manager of the Fund.

   o Joined Deutsche Asset Management in 2001.
   o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).
   o Director, International Research at PCM International (1989-1996).
   o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
   o Analyst at Prudential-Bache Capital Funding in London (1987-1988).
   o Equity analyst in the healthcare sector at Prudential Equity Management Associates (1985-1987).
   o Joined the Fund in 2002.

November 20, 2002

  Gerald Moran, CFA
  Managing Director of Deutsche Asset Management and Co-Manager of the Fund.

   o Joined Deutsche Asset Management's equity research and management area in 1968 as an analyst, has focused on small company stocks since 1982 and has been a portfolio manager since 1985.
   o Over 34 years of investment industry experience.
   o Joined the Fund in 1992.

Scudder Large Company Value Fund

  David F. Hone, CFA
  Director of Deutsche Asset Management and Co-Manager of the Fund.

   o Joined Deutsche Asset Management in 1996 as equity analyst for the investment bank, having since served as assistant portfolio manager for US Large Cap Value Equity and analyst for sectors including consumer cyclicals, consumer staples and financials, after eight years of experience as senior underwriter for Chubb & Son.
   o Portfolio manager for US large cap value equity: New York.
   o Joined the Fund in 2002.

  Lois R. Roman
  Managing Director of Deutsche Asset Management and Co-Manager of the Fund.

   o Joined Deutsche Asset Management in 1994 and the Fund in 1995.
   o Over 16 years of investment industry experience.
   o MBA, Columbia University Graduate School of Business.

Scudder Latin America Fund

  Tara C. Kenney
  Senior Vice President of Deutsche Asset Management and Co-Manager of the Fund.

   o Joined Deutsche Asset Management in 1995 and the Fund in 1996.
   o Over 16 years of investment industry experience.
   o MBA, Stern School of Business, New York University.

  Paul H. Rogers, CFA
  Senior Vice President of Deutsche Asset Management and Co-Manager of the Fund.

   o Joined Deutsche Asset Management in 1994 and the Fund in 1995.
   o Over 17 years of investment industry experience.
   o MBA, Stern School of Business, New York University.


Scudder Strategic Income Fund

  Jan C. Faller
  Managing Director of Deutsche Asset Management and Lead Manager of the Fund.

   o Joined Deutsche Asset Management in 1999 and the Fund in 2000.
   o Over 12 years of investment industry experience.
   o PanAgora Asset Management, bond and currency investment manager from 1995 to 1999.
   o MBA, Amos Tuck School, Dartmouth College.

  Andrew P. Cestone
  Director of Deutsche Asset Management and Portfolio Manager of the Fund.

    o Joined Deutsche Asset Management in March 1998 and the Fund in 2002.
    o Prior to that, Investment Analyst, Phoenix Investment Partners, from 1997 to 1998. Prior to that, Credit Officer, asset based lending group, Fleet Bank, from 1995 to 1997.

  Sean P. McCaffrey, CFA
  Managing Director of Deutsche Asset Management and Portfolio Manager of the Fund.

   o Joined Deutsche Asset Management in 1996 after five years of experience as fixed income analyst specializing in synthetic GIC bond portfolios at Fidelity Investments.
   o Portfolio Manager for stable value strategies, responsible for overseeing the group's stable value and bond index efforts in asset-backed and mortgage-backed securities as well as other financial instruments underlying synthetic GICs: New York.
   o MBA, Yale University.
   o Joined the Fund in 2002.

  Ian Clarke
  Managing Director of Deutsche Asset Management.

   o Joined Deutsche Asset Management in 1999 after 15 years of experience, previously serving The United Bank of Kuwait plc as a senior global fixed income portfolio manager and as an executive director at Morgan
     Stanley Dean Witter.
   o Chief Investment Officer of Global Fixed Income and responsible for global allocation strategy: London.
   o Joined the Fund in 2002.

  Brett Diment
  Managing Director of Deutsche Asset Management.

   o Joined Deutsche Asset Management in 1991 and the Fund in 2002.
   o Over 12 years of investment industry experience.
   o Head of emerging market debt for London Fixed Income and responsible for coordinating research into Continental European markets and managing global fixed income, balanced and cash based portfolios: London.

  Edwin Gutierrez
  Vice President of Deutsche Asset Management.

   o Joined Deutsche Asset Management in 2000 after five years of experience including emerging debt portfolio manager at INVESCO Asset Management responsible for Latin America and Asia and economist responsible for Latin America at LGT Asset Management.
   o MSc, Georgetown University.
   o Joined the Fund in 2002.